Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2022
Federal Home Loan Banks [Abstract]
Summary of Net (Loss) Income Per Share
d.
Net (loss) income per share:

	Year ended March 31, 2022			Year ended March 31, 2021			Year ended March 31, 2020
	Net (loss) attributable to Taro (numerator)	Shares (denominator)	Per Share Amount	Net income attributable to Taro (numerator)	Shares (denominator)	Per Share Amount	Net income attributable to Taro (numerator)	Shares (denominator)	Per Share Amount
Basic and diluted EPS	$58,266	37,641,087	$1.55	$(386,653)	38,209,726	$(10.12)	$244,241	38,460,056	$6.35